Stockholders' Equity (Preferred Stock) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	May 31, 2011	Mar. 31, 2011
Stockholders' Equity [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001